INVESTMENTS IN UNCONSOLIDATED ENTITIES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule Of Equity Method And Other Investments [Line Items]
Fair Value At Origin Guarantee Obligation Associated With Cash Flow Requirements	$ 82
Indirect economic and benefical and ownership interest prior to financial completion	37.65%
Indirect economic and benefical and ownership interest after financial completion	0.10%
Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Debt instrument, maximum borrowing amount	3,700
Completion guarantees	50.20%
Cameron LNG [Member] | Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Debt instrument face amount	$ 7,400
Cameron LNG [Member] | Per Annum Over Libor Prior To Financial Completion [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Weighted average all in cost of Loans outstanding	1.59%
Cameron LNG [Member] | Per Annum Over Libor Following Financial Completion [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Weighted average all in cost of Loans outstanding	1.78%
Other Project Partners [Member] | Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Completion guarantees	49.80%